Financial liabilities - Disclosure of Commercialization Date Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2022 EUR (€)
Based date
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	€ (35,754)
Fair value P&L impact	(8,210)
Global impact	0
One Year After
Summary of Maturity Analysis for Advances Loans and Lease Liabilities [Line Items]
Total debt amount	(31,076)
Fair value P&L impact	(3,532)
Global impact	€ 4,678